Property and Equipment, Net (Details) - CNY (¥)		6 Months Ended
	Sep. 08, 2022	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment, Net [Line Items]
Depreciation and amortization expenses		¥ 1,117,223	¥ 1,111,483
Rural Commercial Bank [Member]
Property and Equipment, Net [Line Items]
Line of credit	¥ 5,200,000	¥ 7,000,000
Line of credit expiration term	5 years	5 years